CONVERTIBLE NOTES (Details Narrative) - USD ($)		9 Months Ended
	Apr. 24, 2024	Sep. 30, 2025
Convertible Equity Agreements [Member]
Convertible notes	$ 100,000
Convertible equity converted into shares	25,721	25,722
American Investor Group Direct LLC [Member]
Convertible notes	$ 2,000,000